UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  5/31

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Floating Rate Plus Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 81.1%
Senior Loans ***
Consumer Discretionary 19.6%
Bombardier Recreational Products, Inc., Term Loan, 3.25%, 6/28/2013	1,000,000	783,330
Bresnan Communications LLC, Second Lien Term Loan, 4.73%, 3/29/2014	500,000	493,125
Buffets, Inc.:
Letter of Credit Term Loan B, 7.501%, 5/1/2013 (PIK)	69,352	64,150
Second Lien Term Loan, 1.499% ***, plus 16.25% (PIK), 5/1/2013	355,119	328,485
Incremental Term Loan, 18.0%, 4/30/2012	120,072	122,623
CanWest MediaWorks Ltd., Term Loan D, 4.25%, 7/13/2014 **	491,250	474,466
Carmike Cinemas, Inc., Term Loan B, 5.5%, 1/27/2016	1,000,000	1,000,895
Cedar Fair LP, Term Loan, LIBOR plus 0.0%, 4/1/2016	2,000,000	2,002,500
Cequel Communications LLC, Term Loan A, 4.749%, 5/5/2014	3,000,000	2,932,080
Charter Communications Operating LLC, Term Loan, 2.23%, 3/6/2014	2,991,133	2,798,564
Claire's Stores, Inc., Term Loan B, 3.001%, 5/29/2014	1,992,347	1,661,119
Cumulus Media, Inc., Term Loan B, 4.229%, 6/11/2014	971,402	840,263
Dollar General Corp., Term Loan B-1, 2.979%, 7/7/2014	426,848	415,156
Ford Motor Co., Term Loan, 3.26%, 12/16/2013	1,496,174	1,407,930
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.34%, 4/30/2014	930,460	868,040
Hanesbrands, Inc., Term Loan, 5.25%, 12/10/2015	1,000,000	1,009,690
Harbor Freight Tools USA, Inc., Term Loan, 5.0%, 2/23/2016	1,000,000	1,002,500
Insignia Vessel Acquisition LLC, First Lien Term Loan, 2.51%, 4/27/2013	1,000,000	882,500
Las Vegas Sands LLC:
Term Delay Draw, 2.01%, 5/23/2014	164,854	145,298
Term Loan B, 2.01%, 5/23/2014	815,900	719,113
LodgeNet Entertainment Corp., Term Loan, 2.26%, 4/4/2014	902,415	848,270
Mediacom Illinois LLC, Term Loan D, 5.5%, 3/31/2017	1,496,250	1,507,936
Merrill Communications LLC, Second Lien Term Loan, 14.75%, 11/15/2013	404,620	299,419
Neiman Marcus Group, Inc., Term Loan B, 2.255%, 4/6/2013	2,983,620	2,688,361
Network Communications, Inc., Term Loan, 2.391%, 11/30/2012	892,096	620,007
OSI Restaurant Partners LLC:
Term Loan, 2.504%, 6/14/2013	235,465	209,160
Term Loan B, 2.563%, 6/14/2014	2,759,412	2,451,144
Pilot Travel Centers LLC, Term Loan B, LIBOR plus 3.25%, 11/24/2015	1,000,000	1,008,500
QVC, Inc., Term Loan 3-J, 4.249%, 6/30/2011	2,000,938	1,998,027
Sbarro, Inc., Term Loan, 4.729%, 1/31/2014	929,717	837,327
SuperMedia, Inc., Term Loan, 11.0%, 12/31/2015	386,717	356,627
Toys 'R' Us, Inc., Term Loan B, 4.479%, 7/19/2012	2,987,562	2,987,562
Tribune Co., Term Loan B, 5.25%, 6/4/2014 **	987,500	600,020
United Components, Inc., Term Loan D, 2.25%, 6/29/2012	1,467,813	1,372,405
Univision Communications, Inc., Term Loan, 2.501%, 9/29/2014	1,000,000	866,055
World Color (USA) Corp., Term Loan, 9.0%, 7/23/2012	1,992,778	2,017,687

		40,620,334
Consumer Staples 4.0%
Advance Food Co., Inc., Second Lien Term Loan, 4.48%, 9/16/2014	750,000	667,500
American Seafoods Group LLC:
Term Loan B-1, 4.002%, 9/28/2012	900,000	886,500
Term Loan B-2, 4.002%, 9/28/2012	100,000	98,250
Pinnacle Foods Holdings Corp., Term Loan B, 2.979%, 4/2/2014	2,991,107	2,826,940
Reynolds Group Holdings, Inc., Term Loan, 6.25%, 11/5/2015	1,000,000	1,010,000
Volume Services America, Inc., Term Loan, 9.25%, 12/31/2012	1,700,000	1,670,250
Wm. Bolthouse Farms, Inc., First Lien Term Loan, 5.5%, 1/25/2016	1,000,000	1,002,190

		8,161,630
Energy 5.2%
Atlas Pipeline Partners LP, Term Loan, 6.75%, 7/27/2014	995,975	995,357
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015	1,700,000	1,714,875
Calumet Lubricants Co., LP:
Letter of Credit, 4.134%, 1/3/2015	114,943	105,316
Term Loan B, 4.25%, 1/3/2015	853,414	781,941
CCS Income Trust, Term Loan B, 3.229%, 11/14/2014	491,228	417,544
Dresser, Inc., Second Lien Term Loan, 6.0%, 5/4/2015	2,000,000	1,888,340
Gulf Tanks Acquisition, Inc., Second Lien Term Loan, 3.999%, 4/6/2014	500,000	316,668
Hercules Offshore LLC, Term Loan B, 6.0%, 7/11/2013	1,466,035	1,397,498
Venoco, Inc., Term Loan, 4.25%, 5/8/2014	2,500,000	2,324,225
Western Refining, Inc., Term Loan B, 10.75%, 5/30/2014	982,010	894,365

		10,836,129
Financials 7.3%
AEI Finance Holding LLC, Term Loan, 3.251%, 3/30/2012	1,453,599	1,330,051
Collective Brands Finance, Inc., Term Loan A, 2.982%, 8/17/2014	969,072	944,545
Conseco, Inc., Term Loan, 7.5%, 10/10/2013	1,757,199	1,671,536
Ineos US Finance LLC:
Term Loan B2, 7.501%, 12/16/2013	987,219	917,763
Term Loan C2, 10.001%, 12/16/2014	987,219	922,699
KAR Holdings, Inc., Term Loan B, 2.98%, 10/18/2013	2,000,000	1,936,500
Nuveen Investments, Inc., Term Loan, 3.323%, 11/13/2014	1,978,708	1,732,478
Springboard Finance LLC, Term Loan A, 7.0%, 2/2/2015	1,500,000	1,510,627
TowerCo Finance LLC, Term Loan, 6.0%, 11/24/2014	500,000	504,167
Universal City Development Partners Ltd., Term Loan B, 6.5%, 11/6/2014	1,000,000	1,007,915
UPC Financing Partnership, Term Loan, 3.18%, 9/2/2013	2,000,000	1,920,000
VML US Finance LLC:
Term Delay Draw B, 4.76%, 5/25/2012	306,239	292,241
Term Loan B, 4.76%, 5/27/2013	530,180	505,945

		15,196,467
Health Care 8.1%
AMN Healthcare, Inc., Term Loan B, 6.25%, 12/18/2013	500,000	495,000
Bausch & Lomb, Inc.:
Term Delay Draw, 3.501%, 4/24/2015	533,267	513,216
Term Loan, 3.501%, 4/24/2015	2,445,942	2,353,975
Community Health Systems, Inc.:
Term Delay Draw, 2.502%, 7/25/2014	94,084	88,204
Term Loan, 2.502%, 7/25/2014	1,840,449	1,724,077
HCA, Inc., Term Loan B, 2.501%, 11/18/2013	2,997,831	2,848,344
Health Management Associates, Inc., Term Loan B, 2.001%, 2/28/2014	919,234	868,961
IMS Health, Inc., Term Loan B, 5.25%, 2/17/2016	2,000,000	2,011,610
Mylan Laboratories, Inc., Term Loan B, 3.563%, 10/2/2014	960,000	951,720
Nep II, Inc., Term Loan B, 2.499%, 2/16/2014	943,252	872,508
Sun Healthcare Group, Inc.:
Letter of Credit, 0.151%, 4/21/2014	172,868	163,648
Term Loan B, 2.249%, 4/21/2014	818,560	774,902
Warner Chilcott Co., LLC, Term Loan B2, 5.75%, 4/30/2015	1,092,367	1,094,869
Warner Chilcott PLC:
Term Loan A, 5.5%, 10/30/2014	981,360	983,455
Incremental Term Loan, 5.75%, 4/30/2015	561,099	562,414
Term Loan B1, 5.75%, 4/30/2015	496,531	497,615

		16,804,518
Industrials 14.2%
Acosta, Inc., Term Loan B, 2.48%, 7/28/2013	974,748	935,758
Asurion Corp., First Lien Term Loan, 3.229%, 7/3/2014	2,997,500	2,910,902
Brand Energy & Infrastructure Services, Inc., Term Loan B2, 3.563%, 2/7/2014	977,500	940,844
Bucyrus International, Inc., Term Loan, 4.5%, 2/21/2016	1,500,000	1,512,645
Coach America Holdings, Inc.:
First Lien Term Loan, 3.0%, 4/18/2014	1,237,593	1,068,451
Letter of Credit, 3.04%%, 4/20/2014	262,408	226,544
Continental Alloys & Services, Inc., Term Loan B, 9.5%, 6/14/2012	1,000,000	890,000
Delta Air Lines, Inc., Second Lien Term Loan, 3.501%, 4/30/2014	2,243,622	1,922,661
Getty Images, Inc., Term Loan, 6.25%, 7/2/2015	812,532	818,456
John Maneely Co., Term Loan, 3.501%, 12/9/2013	1,832,180	1,731,410
Language Line LLC, Term Loan B, 5.5%, 11/4/2015	1,500,000	1,507,500
Manitowoc Co., Inc., Term Loan B, 7.5%, 11/6/2014	696,049	696,053
Oshkosh Truck Corp., Term Loan B, 6.26%, 12/6/2013	1,950,159	1,956,799
Sabre, Inc., Term Loan B, 2.479%, 9/30/2014	3,000,000	2,644,710
Scorpion Holding Ltd., Second Lien Term Loan, 7.752%, 11/29/2010	1,500,000	1,387,500
Swift Transportation Co., Inc., Term Loan, 8.25%, 5/10/2014	2,000,000	1,860,460
Travelport LLC:
Term Delay Draw, 2.739%, 8/23/2013	1,977,444	1,869,396
Letter of Credit, 2.751%, 8/23/2013	153,677	145,022
Term Loan, 2.751%, 8/23/2013	846,323	797,236
United Airlines, Inc., Term Loan B, 2.25%, 2/1/2014	1,489,243	1,214,105
Vought Aircraft Industries, Inc., Term Loan, 7.5%, 12/22/2011	989,397	993,107
West Corp.:
Term Loan B2, 2.625%, 10/24/2013	897,909	869,517
Term Loan B4, 4.125%, 7/15/2016	580,111	579,989

		29,479,065
Information Technology 8.7%
Aspect Software, Inc., Second Lien Term Loan, 7.313%, 7/11/2012	3,000,000	2,786,250
Avaya, Inc., Term Loan, 3.002%, 10/24/2014	2,993,593	2,627,701
Caritor, Inc.:
Letter of Credit, 2.51%, 6/4/2013	70,588	66,353
Term Loan B, 2.51%, 6/4/2013	917,647	862,588
First Data Corp., Term Loan B1, 2.979%, 9/24/2014	994,911	873,542
Flextronics International Ltd.:
Term Delay Draw A-2, 2.479%, 10/1/2014	229,017	217,326
Term Delay Draw A-3, 2.479%, 10/1/2014	267,186	253,548
Term Loan B, 2.501%, 10/1/2012	994,911	943,300
Freescale Semiconductor, Inc., Term Loan B, 1.979%, 11/29/2013	1,803,362	1,664,918
JRD Holdings, Inc., Term Loan, 2.48%, 7/2/2014	465,625	449,328
Orbitz Worldwide, Inc., Term Loan, 3.252%, 7/25/2014	2,699,934	2,562,237
Spansion LLC, Term Loan B, 7.75%, 1/8/2015	1,500,000	1,513,125
SunGard Data Systems, Inc.:
Term Loan A, 1.978%, 2/28/2014	36,800	35,526
Term Loan B, 3.874%, 2/26/2016	942,998	926,161
TASC, Inc.:
Term Loan A, 5.5%, 12/18/2014	333,333	335,695
Term Loan B, 5.75%, 12/18/2015	666,667	672,710
UPC Broadband Holding BV, Term Loan T, 3.93%, 12/30/2016	351,712	343,065
Vangent, Inc., Term Loan B, 2.51%, 2/14/2013	962,264	918,962

		18,052,335
Materials 7.6%
Ashland Chemicals, Term Loan B, 7.65%, 5/13/2014	415,402	421,561
Building Materials Corp. of America, Second Lien Term Loan, 6.0%, 9/15/2014	2,000,000	1,974,000
Chemtura, Debtor in Possession Term Loan, 6.0%, 3/22/2011	1,500,000	1,514,527

Georgia-Pacific Corp.:
Term Loan B, 2.256%, 12/23/2012	379,298	371,759
Term Loan C, 3.506%, 12/23/2014	235,097	235,661
Graphic Packaging International, Inc., Term Loan C, 3.001%, 5/16/2014	570,164	561,033
Hexion Specialty Chemicals, Inc.:
Term Loan C-1, 2.563%, 5/6/2013	603,193	556,696
Term Loan C-2, 2.563%, 5/6/2013	266,542	245,995
Term Loan C-1, 4.063%, 5/5/2015	267,692	246,946
Term Loan C-2, 4.063%, 5/5/2015	638,151	588,694
Huntsman International LLC, Term Loan C, 2.489%, 6/30/2016	1,500,000	1,428,127
LyondellBasell Industries AF SCA:
Dutch Term Loan, 3.729%, 12/20/2013	12,091	8,528
Dutch Term Loan A, 3.729%, 12/20/2013	27,369	19,303
Term Loan, 3.729%, 12/20/2013	45,343	31,979
Term Loan A, 3.729%, 12/22/2014	86,391	60,929
German Term Loan B-1, 3.979%, 12/22/2014	34,713	24,482
German Term Loan B-2, 3.979%, 12/22/2014	34,713	24,482
German Term Loan B-3, 3.979%, 12/22/2014	34,713	24,482
Debtor in Possession Term Loan, 5.792%, 4/6/2010	268,291	283,115
Term Loan B-1, 7.0%, 12/22/2014	150,630	106,236
Term Loan B-2, 7.0%, 12/22/2014	150,630	106,236
Term Loan B-3, 7.0%, 12/22/2014	150,630	106,236
Debtor in Possession Term Loan, 13.0%, 4/6/2010	179,242	187,364
Noranda Aluminum Acquisition Corp., Term Loan B, 2.229%, 5/18/2014	2,071,789	1,821,445
Novelis, Inc.:
Term Loan, 2.23%, 7/6/2014	670,339	647,343
Term Loan, 2.24%, 7/6/2014	304,688	294,235
Sabic Innovative Plastic, Term Loan B, 2.729%, 8/29/2014	2,000,000	1,945,000
Smurfit-Stone Container Enterprises, Inc.:
Term Loan, LIBOR plus 1.25%, 11/1/2009 **	285,825	283,707
Letter of Credit, LIBOR plus 2.1%, 11/1/2010 **	172,974	171,692
Term Loan B, LIBOR plus 2.25%, 11/1/2011 **	196,849	195,390
Term Loan C, LIBOR plus 2.25%, 11/1/2011 **	371,028	368,278
Term Loan C1, LIBOR plus 2.25%, 11/1/2011 **	112,178	111,347
Term Loan, LIBOR plus 2.5%, 11/2/2009 **	861,147	854,766

		15,821,574
Telecommunication Services 4.8%
CavTel Holdings LLC, Term Loan, 10.5%, 12/31/2012	702,125	606,836
Choice One Communications Corp., Term Loan, 8.75%, 6/30/2012	655,547	617,309
Hughes Network Systems LLC, Term Loan, 2.813%, 4/15/2014	500,000	475,000
Intelsat Jackson Holdings Ltd., Term Loan, 3.231%, 2/2/2014	3,000,000	2,736,750
MetroPCS Wireless, Inc., Term Loan B, 2.5%, 11/4/2013	987,245	954,829
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	2,959,456	2,871,190
Telesat Canada:
Term Loan I, 3.24%, 10/31/2014	947,976	924,514
Term Loan II, 3.24%, 10/31/2014	81,423	79,408
Virgin Media Investment Holdings Ltd., Term Loan B-10, 3.749%, 9/3/2012	569,143	553,492

		9,819,328
Utilities 1.6%
Calpine Corp., Term Loan, 3.135%, 3/29/2014	1,727,891	1,628,442
Great Point Power, Delay Draw Term Loan, LIBOR plus 3.75%, 2/11/2017	1,000,000	1,007,500
Texas Competitive Electric Holdings Co., LLC, Term Delay Draw, 3.728%, 10/10/2014	784,035	625,758

		3,261,700

Total Loan Participations and Assignments (Cost $166,138,006)		168,053,080
Corporate Bonds 2.7%
Consumer Discretionary 0.4%
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ****, 3/15/2014	1,000,000	890,000
Financials 0.7%
Ford Motor Credit Co., LLC, 3.001% ****, 1/13/2012	1,500,000	1,406,250
Industrials 0.8%
Continental Airlines, Inc., "B", Series 2006-1, 3.382% ****, 6/2/2013	2,000,000	1,664,105
Information Technology 0.8%
NXP BV, 3.001% ****, 10/15/2013	2,100,000	1,779,750

Total Corporate Bonds (Cost $5,611,120)		5,740,105
Government & Agency Obligation 0.4%
US Treasury Obligation
US Treasury Bill, 0.19% *****, 3/18/2010 (a) (Cost $766,943)	767,000	766,975

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary
Buffets Restaurants Holdings, Inc.*	14,489	81,863
SuperMedia, Inc.*	1,793	75,306

Total Common Stocks (Cost $62,755)		157,169
Cash Equivalents 32.4%
Central Cash Management Fund, 0.21% (b) (Cost $67,095,821)	67,095,821	67,095,821

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $239,674,645) †	116.7	241,813,150
Other Assets and Liabilities, Net	(16.7)	(34,544,704)

Net Assets	100.0	207,268,446

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest MediaWorks Ltd., Term Loan D	4.25%	7/13/2014	491,250	USD	491,250	474,466
Smurfit-Stone Container Enterprises, Inc., Term Loan	LIBOR plus 2.5%	11/2/2009	861,147	USD	853,612	854,766
Smurfit-Stone Container Enterprises, Inc., Term Loan C	LIBOR plus 2.25%	11/1/2011	371,028	USD	367,781	368,278
Smurfit-Stone Container Enterprises, Inc., Term Loan	LIBOR plus 1.25%	11/1/2009	285,825	USD	283,324	283,707
Smurfit-Stone Container Enterprises, Inc., Term Loan B	LIBOR plus 2.25%	11/1/2011	196,849	USD	195,126	195,390
Smurfit-Stone Container Enterprises, Inc., Letter of Credit	LIBOR plus 2.1%	11/1/2010	172,974	USD	171,460	171,692
Smurfit-Stone Container Enterprises, Inc., Term Loan C1	LIBOR plus 2.25%	11/1/2011	112,178	USD	111,196	111,347
Tribune Co., Term Loan B	5.25%	6/4/2014	987,500	USD	964,047	600,020
					3,437,796	3,059,666

***
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major US bank or LIBOR, and are shown at their current rate as of February 28, 2010.

****
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of February 28, 2010.

*****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $239,678,682.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $2,134,468.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,276,975 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,142,507.

(a)	At February 28, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
Prime: Interest rate charged by banks to their most credit worthy customers.

At February 28, 2010, the Fund had unfunded loan commitments of $89,579, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)

Lyondell Basell Industries AF SCA, Debtor in Possession Term Loan, 4/6/2010	89,579	93,638	4,059

At February 28, 2010, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	6/21/2010	30	3,398,023	33,359
10 Year US Treasury Note	USD	6/21/2010	92	10,808,563	157,113
2 Year US Treasury Note	USD	6/30/2010	8	1,739,500	5,453
5 Year US Treasury Note	USD	6/30/2010	69	7,999,688	72,096
Federal Republic of Germany Euro-Schatz	EUR	3/8/2010	86	12,778,747	127,702
Total unrealized appreciation					395,723

At February 28, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2010	42	3,911,734	(25,765)
10 Year Japanese Government Bond	JPY	3/11/2010	4	6,297,259	(3,377)
3 Year Australian Treasury Bond	AUD	3/15/2010	101	9,346,670	(33,964)
Federal Republic of Germany Euro-Bund	EUR	3/8/2010	56	9,489,613	(83,387)
United Kingdom Long Gilt Bond	GBP	6/28/2010	11	1,918,807	(25,769)
Total unrealized depreciation					(172,262)

As of February 28, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

GBP	1,328,000	USD	2,056,222	3/25/2010	32,938	Bank of New York Mellon Corp.
CAD	1,790,000	USD	1,721,005	3/25/2010	20,113	Credit Suisse
Total unrealized appreciation					53,051

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,838,843	NZD	2,630,000	3/25/2010	(944)	Royal Bank of Scotland PLC
USD	5,787,044	AUD	6,454,000	3/25/2010	(17,373)	Morgan Stanley
USD	1,912,131	NOK	11,294,000	3/25/2010	(397)	UBS AG
CHF	564,000	USD	524,558	3/25/2010	(2,032)	UBS AG
SEK	731,000	USD	101,603	3/25/2010	(1,277)	Barclays Bank PLC
EUR	6,267,000	USD	8,528,886	3/25/2010	(30,963)	The Goldman Sachs & Co.
JPY	309,135,000	USD	3,384,480	3/25/2010	(94,957)	HSBC Bank USA
Total unrealized depreciation					(147,943)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(c)
Loan Participations and Assignments	$—	$152,056,315	$15,996,765	$168,053,080
Corporate Bonds	—	5,740,105	—	5,740,105
Common Stocks	75,306	81,863	—	157,169
Short-Term Investments(c)	67,095,821	766,975	—	67,862,796
Unfunded Loan Commitments	—	4,059	—	4,059
Derivatives(d)	223,461	53,051	—	276,512
Total	$67,394,588	$158,702,368	$15,996,765	$242,093,721

Liabilities
Derivatives(d)	$—	$(147,943)	$—	$147,943)
Total	$—	$(147,943)	$—	$(147,943)

(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Loan Participations and Assignments
Balance as of May 31, 2009	$14,826,258
Realized gains (loss)	(612,733)
Change in unrealized appreciation (depreciation)	3,396,003
Amortization premium/ discount	246,008
Net purchases (sales)	8,905,708
Net transfers in (out) of Level 3	(10,764,479)
Balance as of February 28, 2010	$15,996,765
Net change in unrealized appreciation (depreciation) from investments still held at Balance as of February 28, 2010	$668,030

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$(94,892)
Interest Rate Contracts	$223,461	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010